Other Deductions, Net	12 Months Ended
Sep. 30, 2012
Other Deductions, Net [Abstract]
Other Deductions, Net
(4) OTHER DEDUCTIONS, NET

Other deductions, net are summarized as follows:
	2010	2011	2012
Amortization of intangibles (intellectual property and customer relationships)	$176	261	241
Rationalization of operations	126	81	119
Other	71	38	91
Gains, net	(4)	(24)	(50)
Total	$369	356	401

Other is composed of several items that are individually immaterial, including foreign currency transaction gains and losses, bad debt expense, equity investment income and losses, as well as one-time items such as litigation and disputed matters and insurance recoveries. Other increased in 2012 primarily because of higher foreign currency transaction losses and the loss on the sale of Knaack. Other decreased in 2011 primarily because of lower acquisition-related costs. Gains, net for 2012 reflect $43 for payments received related to dumping duties collected by U.S. Customs for 2006 through 2010, but not distributed to affected domestic producers pending resolution of certain legal challenges to the U.S. Continued Dumping and Subsidy Offset Act. Gains, net for 2011 included $15 related to the acquisition of full ownership of a Process Management joint venture in India.